First Investors Life Level Premium Variable Life Insurance
(Separate Account B)
95 Wall Street
New York, New York 10005
212-858-8000

May 1, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   First Investors Life Level Premium Variable Life Insurance
      (Separate Account B)
      File Nos. 002-98410 and 811-04328

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of the prospectus and statement of additional information used with respect to the above registrant does not differ from that contained in Post-Effective Amendment No. 26 ("PEA No. 26") to its registration statement on Form N-6. PEA No. 26 was electronically filed under Rule 485(b) on April 29, 2003.

If you have any questions or comments concerning the filing, please contact me at 212-858-8144.


Very truly yours,


/s/ Elizabeth Ann Agostini


Elizabeth Ann Agostini
Corporate Counsel